Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Jul. 31, 2023	Jun. 15, 2023	Oct. 29, 2022	Oct. 29, 2021
Subsequent Event [Line Items]
Number of public shares exercised, per share			$ 10.10	$ 10.10
Subsequent Event [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Number of public shares issued		574,764
Number of public shares exercised		255,446
Number of public shares exercised, value		$ 2,914,230
Number of public shares exercised, per share		$ 11.41
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issued		4,357,964
Shares outstanding		4,357,964
Sponsor [Member] | Non Redemption Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non redeemable shares	514,773
Number of public shares issued	185,179